Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventories
Crude oil	$ 12,630	$ 5,419
Materials and spares	1,804	5,496
Inventories	$ 14,434	$ 10,915